Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Equity [abstract]
Profit (loss)	[2]	€ 1,097	[1]	€ 1,870		€ 1,491
Profit (loss) from discontinued operations	[2],[3]	(213)		843	[4]	660	[4]
Income from continuing operations		1,310	[1]	1,028	[3],[4]	831	[3],[4]
Income from continuing operations attributable to non-controlling interests	[1]	(7)
Income from continuing operations attributable to owners of parent, total	[1]	1,303
Amortization of acquired intangible assets		347	[1]	260		242
Restructuring and acquisition-related charges		258	[1]	316		94
Other items		41	[1]	€ 50		€ 120
Net finance expenses	[1]	57
Tax impact of adjusted items	[1]	(365)
Adjusted Income from continuing operations attributable to shareholders, total	[1]	€ 1,643

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.